LONG-TERM INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
LONG-TERM INVESTMENTS IN EQUITY INVESTEES

9     LONG-TERM INVESTMENTS IN EQUITY INVESTEES

As of December 31, 2024, long-term investments in equity investees mainly included the investment in DayOne. With GDS Holdings’s equity interest in DayOne diluted to 35.6% and its losing control over DayOne, the Company deconsolidated DayOne on December 31, 2024 and recognized investment in DayOne amounted to RMB7,537,604 which was the fair value as of the deconsolidation date. The investment in DayOne is subsequently accounted for using equity method.

The financial information of DayOne is summarized below in accordance with Rule 4-08 of Regulation S-X:

As of December 31, 2024
Current assets	10,490,288
Non-current assets	18,276,507
Current liabilities	6,741,094
Non-current liabilities	6,497,228
Redeemable preferred shares	13,239,989
Non-controlling interests	311,167

As DayOne was deconsolidated on December 31, 2024, the Company’s share of its profit or loss under equity method in 2024 is immaterial.

As of December 31, 2024

Carrying value of investment in DayOne	7,537,604
Proportionate share of DayOne’s net tangible and intangible assets	5,525,585
Basis difference	2,012,019

Basis difference assigned to:
Tangible and intangible assets	99,153
Goodwill	1,934,680
Deferred tax liabilities	(21,814)
2,012,019